Third Quarter Report
May 31, 2023 (Unaudited)
Columbia Emerging Markets Bond Fund
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Columbia Emerging Markets Bond Fund, May 31, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Corporate Bonds & Notes 12.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Brazil 0.7%
Hidrovias International Finance Sarl(a)
02/08/2031	4.950%	2,700,000	2,074,784
China 0.4%
Country Garden Holdings Co., Ltd.(a)
07/12/2026	2.700%	3,600,000	1,246,490
Colombia 0.8%
Millicom International Cellular SA(a)
01/15/2028	5.125%	1,215,000	1,046,251
03/25/2029	6.250%	1,260,000	1,108,393
03/25/2029	6.250%	180,000	158,342
Total			2,312,986
Guatemala 0.6%
Energuate Trust(a)
05/03/2027	5.875%	1,300,000	1,210,568
05/03/2027	5.875%	550,000	512,164
Total			1,722,732
Hong Kong 1.5%
Lenovo Group Ltd.(a)
07/27/2032	6.536%	2,736,000	2,758,313
Xiaomi Best Time International Ltd.(a)
07/14/2031	2.875%	2,100,000	1,577,714
Total			4,336,027
India 1.0%
Adani Electricity Mumbai Ltd.(a)
02/12/2030	3.949%	1,300,000	980,641
Adani Ports & Special Economic Zone Ltd.(a)
08/04/2027	4.200%	2,100,000	1,811,120
Total			2,791,761
Isle of Man 0.2%
AngloGold Ashanti Holdings PLC
10/01/2030	3.750%	565,000	483,485
Jersey 1.2%
Galaxy Pipeline Assets Bidco Ltd.(a)
03/31/2036	2.625%	1,780,000	1,444,284
09/30/2040	2.940%	2,532,300	2,043,259
Total			3,487,543
Jordan 0.3%
Jordan Government International Bond(a)
01/13/2029	7.500%	722,000	713,325
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Netherlands 0.7%
Braskem Netherlands Finance BV(a)
01/31/2050	5.875%	2,000,000	1,554,764
Mong Duong Finance Holdings BV(a)
05/07/2029	5.125%	570,000	496,884
Total			2,051,648
Russian Federation 0.3%
Phosagro OAO Via Phosagro Bond Funding DAC(a),(b)
09/16/2028	2.600%	1,532,000	983,073
Saudi Arabia 0.8%
Greensaif Pipelines Bidco Sarl(a)
02/23/2038	6.129%	2,200,000	2,261,813
Turkey 0.5%
Turk Telekomunikasyon AS(a)
02/28/2025	6.875%	1,450,000	1,346,248
United Kingdom 0.4%
Tullow Oil PLC(a)
03/01/2025	7.000%	2,200,000	1,183,275
Virgin Islands 3.5%
Gold Fields Orogen Holdings BVI Ltd.(a)
05/15/2029	6.125%	2,231,000	2,253,550
JGSH Philippines Ltd.(a)
07/09/2030	4.125%	6,100,000	5,552,699
Studio City Finance Ltd.(a)
01/15/2029	5.000%	2,900,000	2,109,380
Total			9,915,629
Total Corporate Bonds & Notes (Cost $40,451,745)			36,910,819

Foreign Government Obligations(c),(d) 75.6%

Angola 1.4%
Angolan Government International Bond(a)
11/26/2029	8.000%	3,600,000	3,067,222
05/08/2048	9.375%	1,300,000	993,583
Total			4,060,805
Argentina 1.6%
Argentine Republic Government International Bond(e)
07/09/2035	0.500%	18,700,000	4,358,006
07/09/2046	0.500%	610,000	143,906
Total			4,501,912
2	Columbia Emerging Markets Bond Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Emerging Markets Bond Fund, May 31, 2023 (Unaudited)
Foreign Government Obligations(c),(d) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Azerbaijan 0.6%
Republic of Azerbaijan International Bond(a)
09/01/2032	3.500%	2,000,000	1,708,586
Bahrain 1.8%
Bahrain Government International Bond(a)
05/18/2034	5.625%	3,100,000	2,637,111
CBB International Sukuk Programme Co. WLL(a)
05/18/2029	3.875%	2,707,000	2,412,845
Total			5,049,956
Brazil 1.3%
Brazilian Government International Bond
06/12/2030	3.875%	2,833,000	2,517,754
01/27/2045	5.000%	1,600,000	1,235,141
Total			3,752,895
Chile 0.6%
Chile Government International Bond
01/25/2050	3.500%	1,500,000	1,111,882
Empresa Nacional del Petroleo(a)
05/10/2033	6.150%	613,000	608,485
Total			1,720,367
China 0.4%
State Grid Overseas Investment 2016 Ltd.(a)
05/04/2027	3.500%	1,250,000	1,211,256
Colombia 4.4%
Colombia Government International Bond
01/30/2030	3.000%	6,600,000	5,084,775
04/15/2031	3.125%	5,675,000	4,223,223
04/22/2032	3.250%	1,652,000	1,198,237
Ecopetrol SA
04/29/2030	6.875%	2,356,000	2,108,171
Total			12,614,406
Croatia 0.3%
Croatia Government International Bond(a)
01/26/2024	6.000%	767,000	768,747
Dominican Republic 2.4%
Dominican Republic International Bond(a)
01/30/2030	4.500%	2,489,000	2,149,540
09/23/2032	4.875%	1,500,000	1,258,857
04/30/2044	7.450%	1,714,000	1,640,936
06/05/2049	6.400%	1,300,000	1,074,706
01/30/2060	5.875%	1,050,000	778,488
Total			6,902,527
Foreign Government Obligations(c),(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Ecuador 0.7%
Ecuador Government International Bond(a),(e)
07/31/2030	5.500%		2,600,000	1,259,784
07/31/2035	2.500%		630,416	218,038
07/31/2040	1.500%		1,899,850	592,289
Total				2,070,111
Egypt 1.8%
Egypt Government International Bond(a)
04/16/2030	5.625%	EUR	2,200,000	1,246,685
04/11/2031	6.375%	EUR	1,700,000	960,658
09/30/2033	7.300%		3,600,000	1,917,594
02/21/2048	7.903%		2,200,000	1,071,671
Total				5,196,608
Ghana 0.5%
Ghana Government International Bond(a),(f)
03/26/2051	0.000%		3,400,000	1,292,471
Guatemala 0.3%
Guatemala Government Bond(a)
10/07/2033	3.700%		792,000	636,446
06/01/2050	6.125%		357,000	321,964
Total				958,410
Hungary 1.2%
Hungary Government International Bond(a)
09/22/2031	2.125%		1,950,000	1,484,857
09/21/2051	3.125%		2,700,000	1,615,877
09/25/2052	6.750%		457,000	462,413
Total				3,563,147
India 1.2%
Export-Import Bank of India(a)
01/15/2030	3.250%		3,900,000	3,483,797
Indonesia 5.6%
Indonesia Asahan Aluminium Persero PT(a)
05/15/2050	5.800%		4,400,000	3,935,306
Indonesia Government International Bond(a)
01/15/2045	5.125%		2,300,000	2,278,377
Indonesia Government International Bond
10/30/2049	3.700%		4,100,000	3,243,589
03/31/2052	4.300%		555,000	476,133
Indonesia Treasury Bond
04/15/2032	6.375%	IDR	50,550,000,000	3,372,983
Perusahaan Penerbit SBSN Indonesia III(a)
06/23/2025	2.300%		1,145,000	1,091,271
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara(a)
06/30/2050	4.000%		500,000	357,988

Columbia Emerging Markets Bond Fund | Third Quarter Report 2023	3

Portfolio of Investments   (continued)
Columbia Emerging Markets Bond Fund, May 31, 2023 (Unaudited)
Foreign Government Obligations(c),(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
PT Perusahaan Listrik Negara(a)
07/17/2049	4.875%		1,500,000	1,222,888
Total				15,978,535
Ivory Coast 1.3%
Ivory Coast Government International Bond(a)
10/17/2031	5.875%	EUR	3,440,000	2,998,475
06/15/2033	6.125%		700,000	606,219
Total				3,604,694
Kazakhstan 2.2%
KazMunayGas National Co. JSC(a)
04/19/2027	4.750%		2,200,000	2,071,011
04/24/2030	5.375%		3,800,000	3,446,229
04/19/2047	5.750%		1,018,000	786,853
Total				6,304,093
Malaysia 0.6%
Petronas Capital Ltd.(a)
04/21/2030	3.500%		1,795,000	1,686,483
Mexico 10.7%
Comision Federal de Electricidad(a)
07/26/2033	3.875%		4,100,000	3,134,574
Mexican Bonos
05/31/2029	8.500%	MXN	61,500,000	3,428,815
Mexico Government International Bond
04/16/2030	3.250%		5,250,000	4,682,472
01/15/2047	4.350%		1,800,000	1,417,740
02/10/2048	4.600%		1,600,000	1,299,916
Petroleos Mexicanos
11/12/2026	7.470%	MXN	50,100,000	2,432,211
01/28/2031	5.950%		5,000,000	3,587,292
02/16/2032	6.700%		5,590,000	4,186,011
01/23/2045	6.375%		4,800,000	2,817,540
09/21/2047	6.750%		2,100,000	1,269,320
01/23/2050	7.690%		2,700,000	1,748,459
Petroleos Mexicanos(a)
02/07/2033	10.000%		898,000	805,479
Total				30,809,829
Mongolia 0.4%
Mongolia Government International Bond(a)
01/19/2028	8.650%		340,000	335,592
07/07/2031	4.450%		1,100,000	826,884
Total				1,162,476
Foreign Government Obligations(c),(d) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Nigeria 1.0%
Nigeria Government International Bond(a)
09/28/2028	6.125%	1,100,000	882,600
09/28/2033	7.375%	1,600,000	1,174,142
11/28/2047	7.625%	1,300,000	850,014
Total			2,906,756
Oman 1.3%
Oman Government International Bond(a)
01/25/2031	6.250%	1,339,000	1,354,858
01/17/2048	6.750%	2,400,000	2,262,295
Total			3,617,153
Pakistan 0.3%
Pakistan Government International Bond(a)
09/30/2025	8.250%	419,000	178,173
12/05/2027	6.875%	1,000,000	375,301
04/08/2031	7.375%	1,078,000	387,892
Total			941,366
Panama 2.3%
Panama Government International Bond
03/16/2025	3.750%	900,000	878,228
09/29/2032	2.252%	2,200,000	1,687,609
01/19/2033	3.298%	2,186,000	1,830,177
02/14/2035	6.400%	919,000	961,121
01/19/2063	4.500%	1,783,000	1,280,099
Total			6,637,234
Paraguay 1.5%
Paraguay Government International Bond(a)
08/11/2044	6.100%	3,700,000	3,445,192
03/30/2050	5.400%	925,000	776,360
Total			4,221,552
Peru 1.5%
Peruvian Government International Bond
01/15/2034	3.000%	1,089,000	890,354
11/18/2050	5.625%	3,462,000	3,469,428
Total			4,359,782
Philippines 1.1%
Philippine Government International Bond
07/06/2046	3.200%	4,100,000	3,036,972
Qatar 5.7%
Ooredoo International Finance Ltd.(a)
04/08/2031	2.625%	1,063,000	927,863

4	Columbia Emerging Markets Bond Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Emerging Markets Bond Fund, May 31, 2023 (Unaudited)
Foreign Government Obligations(c),(d) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Qatar Government International Bond(a)
04/23/2028	4.500%	700,000	706,791
03/14/2029	4.000%	4,700,000	4,640,573
04/16/2030	3.750%	3,100,000	3,013,403
04/23/2048	5.103%	2,350,000	2,330,298
03/14/2049	4.817%	2,550,000	2,430,401
Qatar Petroleum(a)
07/12/2031	2.250%	2,763,000	2,330,674
Total			16,380,003
Romania 1.3%
Romanian Government International Bond(a)
02/27/2027	3.000%	2,284,000	2,080,404
02/14/2051	4.000%	2,400,000	1,642,347
Total			3,722,751
Russian Federation 0.3%
Gazprom PJSC via Gaz Finance PLC(a),(b)
02/25/2030	3.250%	1,383,000	863,491
Saudi Arabia 5.7%
Gaci First Investment Co.(a)
02/14/2053	5.125%	4,200,000	3,809,094
KSA Sukuk Ltd.(a)
10/29/2029	2.969%	1,400,000	1,274,845
Saudi Arabian Oil Co.(a)
11/24/2030	2.250%	3,200,000	2,680,199
Saudi Government International Bond(a)
07/18/2033	4.875%	1,596,000	1,609,083
01/21/2055	3.750%	3,950,000	2,963,084
01/21/2055	3.750%	2,200,000	1,650,325
02/02/2061	3.450%	3,500,000	2,464,084
Total			16,450,714
Serbia 0.8%
Serbia International Bond(a)
12/01/2030	2.125%	3,000,000	2,249,576
South Africa 2.0%
Eskom Holdings SOC Ltd.(a)
02/11/2025	7.125%	2,300,000	2,202,804
Republic of South Africa Government International Bond
09/30/2049	5.750%	4,200,000	2,854,075
04/20/2052	7.300%	1,000,000	802,859
Total			5,859,738
Foreign Government Obligations(c),(d) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Turkey 5.0%
Turkey Government International Bond
04/14/2026	4.250%	1,350,000	1,177,882
03/25/2027	6.000%	2,000,000	1,779,116
02/17/2028	5.125%	4,900,000	4,163,700
03/14/2029	9.375%	2,200,000	2,153,188
04/26/2029	7.625%	2,400,000	2,195,919
01/19/2033	9.375%	2,340,000	2,259,388
05/30/2040	6.750%	760,000	579,238
Total			14,308,431
Ukraine 0.7%
Ukraine Government International Bond(a)
09/01/2028	7.750%	7,000,000	1,329,855
05/21/2031	6.876%	3,810,000	683,295
Total			2,013,150
United Arab Emirates 3.4%
Abu Dhabi Government International Bond(a)
09/30/2049	3.125%	2,500,000	1,829,965
04/16/2050	3.875%	385,000	322,435
Abu Dhabi Ports Co. PJSC(a)
05/06/2031	2.500%	1,800,000	1,530,111
DP World Ltd.(a)
09/25/2048	5.625%	500,000	464,478
DP World PLC(a)
07/02/2037	6.850%	3,600,000	3,900,775
MDGH GMTN (RSC), Ltd.(a)
04/28/2033	5.500%	1,292,000	1,375,432
MDGH GMTN RSC Ltd.(a)
05/22/2053	5.084%	205,000	205,371
Total			9,628,567
Venezuela 0.4%
Petroleos de Venezuela SA(a),(f)
05/16/2024	0.000%	22,627,059	608,077
Venezuela Government International Bond(a),(f)
10/13/2024	0.000%	7,500,000	674,847
Total			1,282,924
Total Foreign Government Obligations (Cost $284,242,522)			216,882,271

Columbia Emerging Markets Bond Fund | Third Quarter Report 2023	5

Portfolio of Investments   (continued)
Columbia Emerging Markets Bond Fund, May 31, 2023 (Unaudited)
Money Market Funds 9.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.241%(g),(h)	28,488,887	28,474,642
Total Money Market Funds (Cost $28,477,399)		28,474,642
Total Investments in Securities (Cost $353,171,666)		282,267,732
Other Assets & Liabilities, Net		4,567,987
Net Assets		$286,835,719
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
6,223,060 EUR	6,854,638 USD	Citi	06/09/2023	200,021	—
108,000,000 MXN	5,916,260 USD	Morgan Stanley	06/09/2023	—	(179,805)
Total				200,021	(179,805)
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At May 31, 2023, the total value of these securities amounted to $165,366,676, which represents 57.65% of total net assets.
(b)	As a result of sanctions and restricted cross-border payments, certain income and/or principal has not been recognized by the Fund. The Fund will continue to monitor the net realizable value and record the income when it is considered collectible.
(c)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(d)	Principal and interest may not be guaranteed by a governmental entity.
(e)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of May 31, 2023.
(f)	Represents a security in default.
(g)	The rate shown is the seven-day current annualized yield at May 31, 2023.
(h)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended May 31, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.241%
	38,514,208	45,477,806	(55,515,647)	(1,725)	28,474,642	4,930	914,461	28,488,887
Currency Legend
EUR	Euro
IDR	Indonesian Rupiah
MXN	Mexican Peso
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
6	Columbia Emerging Markets Bond Fund | Third Quarter Report 2023

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3QT141_08_N01_(07/23)